SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 segment customer	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 customer
Revenue from External Customer [Line Items]
Number of reportable segments | segment	1
Number of major customers for revenue purposes	0		0
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	10.00%		10.00%
Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Number of major customers for revenue purposes		1
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)		10.00%
Revenue from major customer | $		$ 81.1